INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details Narrative)	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA [Member]
Disclosure of associates [line items]
Ownership interest	14.93%	14.84%
Servicios de Market Infrastructure OTC SA [Member]
Disclosure of associates [line items]
Ownership interest	12.07%	11.93%